Long-Term Debt - Schedule of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt, net of discount	$ 2,068,286	$ 2,067,113	$ 2,192,418
Senior Notes [Member]
Debt Instrument [Line Items]
Total long term debt	2,085,500	2,085,500	2,215,500
Senior Notes [Member] | 2013 Notes [Member]
Debt Instrument [Line Items]
Total long term debt		0	550,000
Senior Notes [Member] | 2016 Notes [Member]
Debt Instrument [Line Items]
Total long term debt	1,665,500	1,665,500	1,665,500
Long-term debt discount	(17,214)	(18,387)	(23,082)
Senior Notes [Member] | 2020 Notes [Member]
Debt Instrument [Line Items]
Total long term debt	$ 420,000	$ 420,000	$ 0